Note 17 Other Intangible Assets (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Other intangible assets [Line Items]
Other intangible assets	€ 1,414,000,000	€ 1,435,000,000
Computer software [member]
Other intangible assets [Line Items]
Other intangible assets	1,223,000,000	1,202,000,000
Intangible Assets With Indefinite Useful Life
Other intangible assets [Line Items]
Other intangible assets	12,000,000	12,000,000
Intangible assets with definite useful life [Member]
Other intangible assets [Line Items]
Other intangible assets	€ 180,000,000	€ 221,000,000